1933 Act File No. 033-13019
                                                     1940 Act File No. 811-05083


                        VAN ECK WORLDWIDE INSURANCE TRUST
                               WORLDWIDE BOND FUND
                         WORLDWIDE EMERGING MARKETS FUND
                           WORLDWIDE HARD ASSETS FUND
                           WORLDWIDE REAL ESTATE FUND

                          Supplement dated May 7, 2007
                               to each Prospectus
                                dated May 1, 2007

         This supplement updates certain information contained in each above-dated Prospectus for Van Eck Worldwide Insurance Trust (the "Trust") regarding Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, each a series of the Trust. You may obtain copies of each Prospectus and Statement of Additional Information of the Trust free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Each Prospectus is revised as follows:

     1. The following paragraph replaces: (i) the fourth paragraph on page 4 of the Prospectus for each of the Initial Class and R1 Class Shares of Worldwide Bond Fund; (ii) the sixth paragraph on page 4 of each Prospectus for the Initial Class of Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund; (iii) the tenth paragraph on page 8 of the Prospectus for the R1 Class Shares of Worldwide Emerging Markets Fund; (iv) the eleventh paragraph on page 12 of the Prospectus for the R1 Class Shares of Worldwide Hard Assets Fund; (v) the eighth paragraph on page 16 of the Prospectus for the R1 Class Shares of Worldwide Real Estate Fund; (vi) the first paragraph on page 3 of the Prospectus for the S Class Shares of Worldwide Bond Fund;
         (vii) the ninth paragraph on page 7 of the Prospectus for the S Class Shares of Worldwide Emerging Markets Fund; (viii) the sixth paragraph on page 4 of the Prospectus for the S Class Shares of Worldwide Hard Assets Fund; and (ix) the ninth paragraph on page 12 of the Prospectus for the S Class Shares of Worldwide Real Estate Fund:

         "The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including open end and closed end funds and exchange traded funds ("ETFs"), subject to limitations under the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in other investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a "Van Eck Investment Company"). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate the duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund's investment."

     2. The following paragraph replaces the paragraph under the heading "Other Investment Companies - Definition" on: (i) page 14 of each Prospectus for the Initial Class Shares of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund; (ii) page 13 of the Prospectus for the Initial Class Shares of Worldwide Real Estate Fund; and (iii) page 14 of the Prospectus for the S Class Shares of Worldwide Hard Assets Fund:

         "The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. The Fund may invest in Van Eck Investment Companies. However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate the duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund's investment."

     3. The following paragraph replaces the paragraph under the heading "Other Investment Companies - Definition" on: (i) page 26 of the Prospectus for the R1 Class Shares of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund; and (ii) page 22 of the Prospectus for the S Class Shares of Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Real Estate Fund:

         "The Funds may invest up to 20% of their net assets in securities issued by other investment companies, including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. The Funds may invest in Van Eck Investment Companies. However, in no event will a Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate the duplication of fees, the Adviser will offset the advisory fee it charges to a Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund's investment."




             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                     1933 Act File No. 033-13019
                                                     1940 Act File No. 811-05083


                        VAN ECK WORLDWIDE INSURANCE TRUST
                         WORLDWIDE ABSOLUTE RETURN FUND
                               WORLDWIDE BOND FUND
                         WORLDWIDE EMERGING MARKETS FUND
                           WORLDWIDE HARD ASSETS FUND
                           WORLDWIDE REAL ESTATE FUND

                          Supplement dated May 7, 2007
                   to each Statement of Additional Information
                                dated May 1, 2007


         This supplement updates certain information contained in each above-dated Statement of Additional Information for Van Eck Worldwide Insurance Trust (the "Trust") regarding Worldwide Absolute Return Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, each a series of the Trust. You may obtain copies of each Prospectus and Statement of Additional Information of the Trust free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Each Statement of Additional Information is revised as follows:

     Under the heading "2006 Compensation Table": (i) on page 31 of the Statement of Additional Information for Worldwide Absolute Return Fund, the following paragraph replaces the first paragraph; and (ii) on page 31 of the Statement of Additional Information for each of the Initial Class Shares, R1 Class Shares and S Class Shares of each of the Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, the following paragraph replaces the first paragraph:

     "The Trustees are paid for services rendered to the Trust, the Van Eck Funds, and the Van Eck Funds, Inc., each a registered investment company managed by the Adviser, which are allocated to each series of the Trust, the Van Eck Funds, and the Van Eck Funds, Inc. based on their average daily net assets. Each Independent Trustee receives an annual retainer of $20,000 plus a combined Board meeting fee of $5,000 for each regularly scheduled combined Board meeting and a per meeting fee of $2,500 for telephonic combined Board meetings. The Chairman of the Board receives an additional $10,000 per year and the Chairmen of the Audit Committee and the Governance Committee receive an additional $3,000 per year for their services in these capacities. Members of the Audit Committee and the Governance Committee receive a combined meeting fee of $2,500 for each meeting held outside of scheduled combined Board meetings. The Trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

     The Independent Trustees may elect to defer payment of 25% to 100% of the fees they earn in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, an Independent Trustee may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more series of the Van Eck Funds or Van Eck Funds, Inc. and the amount paid to an Independent Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes. Deferral of Independent Trustee fees in accordance with the Plan will have a negligible impact on the Funds' assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.

     The table below includes certain information relating to the compensation of the Trustees paid by the Trust for the fiscal year ended December 31, 2006. Annual Trustee fees may be reviewed periodically and changed by the Board."

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE